Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets
Loans and advances to banks	€ 22,966	€ 23,592
Loans and advances to customers	643,478	625,122
Financial Liabilities
Deposits from banks	90,513	85,092
Customer deposits	642,455	617,400
Debt securities in issue	93,123	91,784	€ 82,065
Subordinated loans	15,473	16,715	€ 15,805
Financial assets [member]
Financial Assets
Loans and advances to banks	22,845	23,635
Loans and advances to customers	619,738	635,657
Securities at amortised cost	45,601	48,323
Financial assets	688,184	707,614
Financial assets [member] | Carrying amount [member]
Financial Assets
Loans and advances to banks	22,966	23,592
Loans and advances to customers	643,478	625,122
Securities at amortised cost	48,371	48,319
Financial assets	714,815	697,032
Financial liabilities [member]
Financial Liabilities
Deposits from banks	90,719	86,035
Customer deposits	641,837	617,641
Debt securities in issue	93,224	93,085
Subordinated loans	14,913	17,203
Financial liabilities	840,693	813,964
Financial liabilities [member] | Carrying amount [member]
Financial Liabilities
Deposits from banks	90,513	85,092
Customer deposits	642,455	617,400
Debt securities in issue	93,123	91,784
Subordinated loans	15,473	16,715
Financial liabilities	€ 841,564	€ 810,990